BORROWINGS - Movements in Borrowings (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash items
Balance at beginning	$ 4,634,160	$ 3,181,724
Proceeds from borrowings - principal	997,103	718,975
Payment of borrowings	(1,121,138)	(497,703)	$ (463,253)
Repurchase of Notes	(26,540)
Payment of interests and related expenses	(320,545)	(380,250)
Payment of DFI	(4,820)	(70,460)
Proceeds from loan	199,407	126,316
Non-cash items
Trade payables cancelled with borrowings	23,425	74,268	72,805
Accrued interest	234,992	23,351
Foreign currency exchange gains	(1,688,908)	1,411,042
Currency translation adjustments	(49,132)	46,897
Total cash items	(276,533)	(103,122)	(198,761)
Total non-cash items	(1,479,623)	1,555,558	(145,418)
Balance at ending	2,878,004	4,634,160	$ 3,181,724
Gains recognized on change in fair value of derivatives	2,747	2,705
Losses on change in fair value of derivatives	$ (1,092)	$ (50,398)